FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

5.          FAIR VALUE MEASUREMENTS

Under U.S. GAAP, fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value hierarchy has been established under U.S. GAAP that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy are as follows:

Level 1	Observable inputs based on unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2

Inputs for assets or liabilities, other than quoted prices included in Level 1, which are either directly or indirectly observable as of the measurement date. Inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; and inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Unobservable inputs where there is little or no market activity for the assets or liabilities. These inputs reflect Plan management’s assumptions of the data market participants would use in pricing an asset or liability, based on the best information available in the circumstances.

Following is a description of the valuation methodologies used for Plan assets measured at fair value at December 31, 2025 and 2024.

Fresenius Medical Care AG ADRs - The Plan’s investment in American Depositary Receipts (ADRs) representing shares of Fresenius Medical Care AG (the parent company of the Plan sponsor), which trade on the New York Stock Exchange, is valued at the ADR’s closing price on the last business day of the Plan year.

Mutual Funds - Shares of mutual funds are valued at quoted market prices, which represent the net asset value (NAV) of the shares held by the Plan at year end.

Self-Directed Brokerage Accounts - Included in the self-directed brokerage accounts account are primarily common stocks, mutual funds, and corporate bonds. Common stocks are valued at end of year using quoted prices on the market on which the individual securities are traded. Certain corporate bonds are valued at the closing price on the market on which the bonds are traded. Corporate bonds traded in the over-the-counter market are valued at the average of the last reported bid and asked prices.

Interest-bearing Cash – This investment is valued at historical cost, which approximates fair value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

5.          FAIR VALUE MEASUREMENTS (continued)

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$305,689,698	$-	$-	$305,689,698
Fresenius Medical Care AG Shares	14,236,904	-	-	14,236,904
Self-Directed Brokerage Accounts (a)	107,058,423	763,788	-	107,822,211
Interest-Bearing Cash	17,906,546	-	-	17,906,546
Total Investments at Fair Value	$444,891,571	$763,788	$-	445,655,359
Total Investments at Net Asset Value*				3,193,820,709
Total Investments				$3,639,476,068

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Fund	$30,397,222	$-	$-	$30,397,222
Fresenius Medical Care AG Shares	15,861,109	-	-	15,861,109
Self-Directed Brokerage Accounts (a)	77,290,279	1,132,428	-	78,422,707
Interest-Bearing Cash	17,201,163	-	-	17,201,163
Total Investments at Fair Value	$140,749,773	$1,132,428	$-	141,882,201
Total Investments at Net Asset Value*				3,034,545,303
Total Investments				$3,176,427,504

* In accordance with subtopic 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

(a) - Investments in brokerage accounts of Plan participants choosing the “Self-Directed Brokerage Accounts” investment option. Such investments consist of a variety of classes of common stocks, mutual funds, corporate bonds and other investments as directed by Plan participants.

For the year ended December 31, 2025, there were no transfers among Levels 1, 2 or 3.

5.          FAIR VALUE MEASUREMENTS (continued)

The following table for December 31, 2025 and 2024 sets forth a summary of the Plan’s investments reported at NAV. There were no unfunded commitments related to these investments.

				Other	Redemption
	Fair Value	Fair Value	Redemption	Redemption	Notice
Investments	December 31, 2025*	December 31, 2024*	Frequency	Restrictions	Period
BlackRock Equity Index Fund	$1,767,860,942	$1,550,604,658	Daily	None	None

BlackRock Russell 2000 Index Fund	27,260,948	290,846,641	Daily	None	None

BlackRock Mid Capitalization Equity Index Fund	252,055,360	344,787,918	Daily	None	None

BlackRock U.S. Debt Index Fund	242,596,704	253,874,802	Daily	None	None

BlackRock MSCI ACWI EX U.S. Index Fund	492,346,514	441,356,082	Daily	None	None

BlackRock U.S. Treasury Inflation Protection Securities Fund	18,355,108	30,746,298	Daily	None	None

BlackRock Emerging Markets Index Non-Lendable Fund	-	122,328,904	Daily	None	None

T. Rowe Price International Discovery Administrative	94,738,348	-	Daily	None	None

Columbia Dividend Income Institutional	119,055,694	-	Daily	None	None

Schroder International Alpha Fund	67,582,951	-	Daily	None	None

Cohen & Steers U.S. Realty Fund Class A	514,697	-	Daily	None	None

Pioneer Bond Fund	56,789,004	-	Daily	None	None

GQG Partners Emerging Markets Equity CIT Fund	54,664,439	-	Daily	None	None

	$3,193,820,709	$3,034,545,303

* The fair value of the investments has been estimated using the net asset value of the investment as a practical expedient.